PREFERRED STOCK (Details) (USD $)	9 Months Ended		12 Months Ended					1 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Jun. 03, 2013	May 23, 2013	Mar. 04, 2013	Dec. 14, 2012	Jul. 08, 2014 Series A Preferred Stock [Member]	Sep. 30, 2014 Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares sold			350,000					4,000
Price per unit								$ 1,000
Issuance of shares for cash	$ 4,000,000		$ 31,500					$ 4,000,000
Stock conversion rate								$ 0.70
Shares of common stock issuable under warrants								500
Exercise price of warrants				$ 0.05	$ 0.10	$ 0.05	$ 0.05	$ 1.00
Term of warrants								3 years
Deemed dividend for preferred stock beneficial conversion feature	720,424							720,424
Broker fees incurred	242,700
Dividend rate									10.00%
Preferred stock conversion, conversion rate quotient								$ 1,000	$ 1,000
Preferred stock conversion, common stock threshold price									$ 1.60
Preferred stock conversion, threshold trading days									40 days
Preferred stock conversion, consecutive trading days									60 days
Preferred stock conversion, average daily trade volume									50,000
Preferred stock conversion, redemption date									Jun. 30, 2017